Income taxes - Income tax expense - Other deductible temporary differences (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 5,277,453	$ 5,447,241
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	4,996,405	5,138,235
Financing costs | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	1,100,504	1,538,633
Financing costs | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	1,100,504	1,538,633
Intangibles | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,712,181	3,908,608
Intangibles | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,431,133	$ 3,599,602
Capital loss | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	464,768
Capital loss | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 464,768